Non-Controlling Interests (Details) - Schedule of Non-Controlling Interests	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Schedule of Non-Controlling Interests [Abstract]
Non-controlling interests	RM 400	$ 85	RM 94,158	RM 342,343